Other Liabilities (Details) - Schedule of Deferred Revenue and Customer Loyalty Programs - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Schedule of Deferred Revenue and Customer Loyalty Programs [Line Items]
Deferred revenue, beginning		$ 154,265	[1]	$ 174,395
Customer loyalty programs, beginning		56,165		37,015
Deferred revenue, Additions		3,637,936		1,290,023
Customer loyalty programs, Additions		14,320		19,053
Deferred revenue, Revenue recognized		(3,577,850)		(1,309,193)
Customer loyalty programs, Revenue recognized		(14,964)		(13,736)
Deferred revenue, Other
Customer loyalty programs, Other				407
Deferred revenue, Effect of exchange difference from translation into presentation currency		(6,225)		(960)
Customer loyalty programs, Effect of exchange difference from translation into presentation currency		(11,531)		13,426
Deferred revenue, ending	[1]	208,126		154,265
Customer loyalty programs, ending		$ 43,990		$ 56,165

[1]	Mainly relates to payments received for the future sale of products through means of payment, property leases and strategic alliances.